Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-34928
Entity Registrant Name	SPROTT PHYSICAL SILVER TRUST
Entity Central Index Key	0001494728
Entity Primary SIC Number	1040
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	Suite 2600, South Tower
Entity Address, Address Line Two	Royal Bank Plaza
Entity Address, Address Line Three	200 Bay Street
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2J1
Title of 12(b) Security	Units
Trading Symbol	PSLV
Security Exchange Name	NYSEArca
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	432,611,749
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Location	Toronto, Ontario
Auditor Firm ID	85
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Seward & Kissel LLP
Entity Address, Address Line Two	901 K Street NW, Suite 800
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20001
City Area Code	202
Local Phone Number	737-8833
Contact Personnel Name	Anthony Tu-Sekine